Share-based payment (Tables)	12 Months Ended
Dec. 31, 2021
Share-based payment
Schedule of main characteristics of the stock option plans

				Average Strike
Plan	Approval	Total number shares granted	Vesting	Price	Participants	Final Strike date
2	2/24/2012	30,590,460	Up to 5 years	BRL 0.21	Officers, managers and key employees	12/31/2021
3	9/30/2016	10,584,000	Up to 5 years	BRL 0.26	Officers, managers and key employees	12/31/2023
4 (tranche 1)	2/15/2018	32,714,784	Up to 5 years	BRL 0.21	Officers, managers and key employees	2/15/2025
4 (tranche 2)	7/09/2020	19,093,500	Up to 5 years	BRL 3.60	Officers, managers and key employees	12/31/2027

Schedule of changes in stock option plans and supplementary information

The changes in the options of each plan for the year ended on December 31 and supplementary information are shown below:

Transactions 12/31/2021 (Shares)
	Quantity of
Plan	Employees	Opening Balance		Granted		Expired/Cancelled		Exercised		Final Balance

3	3		7,128,000		648,000		—		3,715,200		4,060,800
4 (1)	31		19,652,310		—		2,131,200		2,772,720		14,748,390
4 (2)	59		14,978,700		4,114,800		135,000		1,166,400		17,792,100
Total			41,759,010		4,762,800		2,266,200		7,654,320		36,601,290

Weighted average price of the shares		R$	1.46	R$	4.06	R$	0.50	R$	0.91	R$	2.39

Transactions 12/31/2020 (Shares)
Plan	Qty employees	Opening balance		Granted		Expired/ Canceled		Exercised		Closing balance
2	1		431,046		—		—		431,046		—
3	16		8,839,800		—		91,800		1,620,000		7,128,000
4 (1)	33		22,667,274		2,880,000		837,522		5,057,442		19,652,310
4 (2)	59		—		14,978,700		—		—		14,978,700
Total			31,938,120		17,858,700		929,322		7,108,488		41,759,010

Weighted Average period of the Shares		R$	0.29	R$	3.06	R$	0.26	R$	0.26	R$	1.46

Transactions 12/31/2019 (Shares)
Plan	Qty employees	Opening balance		Granted		Expired/ Canceled		Exercised		Closing balance
2	12		4,325,184		—		278,640		3,615,498		431,046
3	18		9,736,200		—		136,800		759,600		8,839,800
4	25		129,542,464		900,000		388,800		7,386,390		22,667,274
Total			143,603,848		900,000		804,240		11,761,488		1,774,340

Weighted Average period of the Shares		R$	0.26	R$	0.27	R$	0.24	R$	0.26	R$	0.29

Other Information 12/31/2021
	Number of Shares	Number of Exercisable	Share plan expense in	Share plan expense to	Remaining Remuneration	Remaining
Plan	Exercised	Shares	exercise	be Recognized	Cost Period (in years)	Contractual Life (in years)
3	3,715,200	4,060,800	—	—	—	2.0
4 (1)	2,772,720	14,748,390	—	—	—	3.2
4 (2)	1,166,400	17,792,100	3,089	16,924	4.0	6.1

Other Information 12/31/2020
		Share plan
		expense in the
	Number of Exercisable	nine month	Share plan expense to be	Remaining Remuneration	Remaining Contractual
Plan	Shares	period	Recognized	Cost Period (in years)	Life (in years)
2	—	—	—	—	—
3	468,000	48	48	0.5	3.6
4	1,149,795	—	—	4	4.7